Net Loss Per Share Attributible to Ordinary Sharholders (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of sets forth the computation of basic and diluted net loss per share attributable
	Nine months ended September 30,
	2022	2021
Numerator:
Net loss	$(29,383)	$(42,245)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted*	63,341,817	9,596,666
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.46)	$(4.40)